Vehicles, net - Additional information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Bird Rides [Member]
Depreciation expense on vehicles	$ 17,253	$ 7,904	$ 33,811	$ 18,033	$ 23,791	$ 112,234